5. CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2016
Convertible Debentures Tables
Convertible Debentures
	2016	2015
Note payable dated March 24, 2014	$108,100	$209,100
Less: current portion	—	—
Long term portion	$108,100	$209,100